Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 9,612,997	$ 8,573,410	$ 7,516,797
Contributed capital account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	5,834,852	5,599,129	5,349,827
Net consolidated tax profit account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 3,778,145	$ 2,974,281	$ 2,166,970